Disaggregated revenue and Concentration (Details - Purchase and accounts payable) - Supplier Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	43.00%	33.10%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	3.50%	12.30%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	0.00%	23.80%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	4.80%	8.20%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	15.80%	0.00%
Cost of Goods and Service, Product and Service Benchmark [Member] | All Suppliers [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	67.10%	77.40%
Accounts Payable [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	98.80%	0.00%
Accounts Payable [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	1.20%	74.50%
Accounts Payable [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	0.00%	0.00%
Accounts Payable [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	0.00%	25.50%
Accounts Payable [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	0.00%	0.00%
Accounts Payable [Member] | All Suppliers [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	100.00%	100.00%